Deposits - Schedule of Deposit Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deposits [Abstract]
One year or less	$ 2,468,641	$ 2,422,249
After one year to two years	263,211	281,961
After two years to three years	86,017	21,909
After three years to four years	14,037	8,193
After four years	20,431	8,303
Total term certificate accounts	$ 2,852,337	$ 2,742,615